Document and Entity Information	3 Months Ended
	Dec. 27, 2013	Jan. 23, 2014
Document and Entity Information
Entity Registrant Name	TYCO INTERNATIONAL LTD
Entity Central Index Key	0000833444
Document Type	8-K
Document Period End Date	Dec. 27, 2013
Amendment Flag	false
Current Fiscal Year End Date	--09-26
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		460,308,460
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1